Provisions and contingent liabilities - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Social Contributions On Gross Revenue [Member] | Patria Investimentos Ltda [Member]
Disclosure of contingent liabilities [line items]
Contingent liabilities	$ 4,956	$ 0
Labor Taxes [Member] | Patria Investimentos Ltda [Member]
Disclosure of contingent liabilities [line items]
Contingent liabilities	1,923	0
Employment Lawsuits [Member] | Patria Investimentos Ltda [Member]
Disclosure of contingent liabilities [line items]
Contingent liabilities	714	645
Potential Loss	36	41
Civil Litigations [Member] | Patria Investimentos Ltda [Member]
Disclosure of contingent liabilities [line items]
Contingent liabilities	721	0
Over services municipal tax [Member] | Patria Investimentos Ltda [Member]
Disclosure of contingent liabilities [line items]
Contingent liabilities	1,926	555
Over services municipal tax [Member] | Patria Infrastructure General Partner II Ltd [Member]
Disclosure of contingent liabilities [line items]
Contingent liabilities	681	246
Ongoing administrative process related to over services municipal tax [Member] | Patria Infrastructure General Partner II Ltd [Member]
Disclosure of contingent liabilities [line items]
Contingent liabilities	$ 1,124	$ 326